SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF FINANCIAL INSTRUMENTS MEASUREMENT AT FAIR VALUE

The following tables summarize our financial instruments measured at fair value as of June 30, 2024 and December 31, 2023.

	Fair Value Measurements at June 30, 2024
	Level 1	Level 2	Level 3
Assets
Cash	$490,243	$-	$-
Total assets	490,243	-	-
Liabilities
Total liabilities	-	-	-
	$490,243	$-	$-

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3
Assets
Cash	$739,006	$-	$-
Total assets	739,006	-	-
Liabilities
Total liabilities	-	-	-
	$739,006	$-	$-

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3
Assets
Cash	$739,006	$-	$-
Total assets	739,006	-	-
Liabilities
Total liabilities	-	-	-
	$739,006	$-	$-

	Fair Value Measurements at December 31, 2022
	Level 1	Level 2	Level 3
Assets
Cash	$682,860	$-	$-
Total assets	682,860	-	-
Liabilities
Total liabilities	-	-	-
	$682,860	$-	$-

SCHEDULE OF FOREIGN CURRENCY TRANSLATION AND TRANSACTION

The following table outlines the currency exchange rates that were used in preparing the financial statements:

	June 30,	June 30,
	2024	2023
Period-end spot rate	US$1=MX$0.54	N/A
Average rate	US$1=MX$0.58	N/A